Business And Summary Of Significant Accounting Policies (Ranges Of Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2018
Buildings [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Buildings [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Machinery And Equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Machinery And Equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Furniture And Fixtures [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture And Fixtures [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years